Fair Value of Financial Instruments and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Financial Instruments And Derivative Insturments
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018
Interest Rate	Derivative assets / Current assets	$62	$—	$—	$—

Interest Rate	Derivative liabilities / Current liabilities	—	—	2	—

	Total Derivatives	$62	$—	$2	$—

Derivative Instruments, Gain (Loss)

	Amount of (Loss)/Gain Recognized on Derivatives Year ended December 31,
	2016	2017	2018
Interest Rate Contracts	$(620)	$72	$18
Net (Loss)/Gain Recognized	$(620)	$72	$18

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2017 and 2018.

	Significant Other Observable Inputs (Level 2)
	December 31,
	2017	2018
Derivative instruments – asset position	$62	$—
Derivative instruments – liability position	2	—

Schedule of Derivative Instruments
Details of interest rate swap transactions entered into with certain banks in respect of certain loans and credit facilities as of December 31, 2017 and 2018 are presented in the table below:

				Notional amount
Loan or Credit Facility (1)	Inception	Expiry	Fixed Rate	December 31, 2017	December 31, 2018
Marindou	January 14, 2013	January 16, 2018	1.6000%	$18,109	$—
Petra	January 18, 2013	January 18, 2018	0.9800%	14,000	—
Pemer	June 7, 2013	March 7, 2018	0.9475%	14,000	—
Avstes	July 18, 2013	April 18, 2018	1.3500%	14,000	—
Shikoku	August 28, 2013	August 28, 2018	1.2500%	11,200	—
Total				$71,309	$—

(1) Under the above swap transactions, the relevant bank effected quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effected quarterly payments to the bank on the relevant amount at the respective fixed rates.

Assets Measured at Fair Value on Non-Recurring Basis
The following tables summarize the valuation of assets measured at fair value on a non-recurring basis during the year ended December 31, 2017.

	Significant Other Observable Inputs (Level 2)	Loss
	December 31, 2017	December 31, 2017
M/V Panayiota K	$21,600	$29,892
M/V Efrossini	21,375	12,959
M/V Venus History	23,750	19,705
M/V Andreas K	20,450	28,737
Total	$87,175	$91,293